Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Retroactive Application of Reverse Recapitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Retroactive Application of Reverse Recapitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Retroactive Application of Reverse Recapitalization [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Previously Reported [Member]	Retroactive Application of Reverse Recapitalization [Member]	Class 1 Common Stock [Member]	Class 1 Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Class 1 Common Stock [Member] Previously Reported [Member]	Class 1 Common Stock [Member] Retroactive Application of Reverse Recapitalization [Member]	Class 2 Common Stock [Member]	Class 2 Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Class 2 Common Stock [Member] Previously Reported [Member]	Class 2 Common Stock [Member] Retroactive Application of Reverse Recapitalization [Member]
Beginning balance (in shares) at Dec. 31, 2017	0	68,382,882		(68,382,882)
Beginning balance at Dec. 31, 2017	$ 0	$ 132,378		$ (132,378)
Ending balance (in shares) at Dec. 31, 2018	0		0
Ending balance (in shares) (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018	0
Ending balance at Dec. 31, 2018	$ 0		$ 0
Ending balance (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018	$ 0
Beginning balance (in shares) at Dec. 31, 2017																	89,618,719		29,432,459	60,186,260	8,196,622		0	8,196,622
Beginning balance at Dec. 31, 2017					$ 139,143		$ 6,772	$ 132,371	$ (88,724)		$ (88,724)	$ 0	$ 50,429		$ (81,949)	$ 132,378	$ 9		$ 3	$ 6	$ 1		$ 0	$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants					1,796				0				1,796				$ 0				$ 0
Exercise of stock options (in shares)																	298,579				0
Exercise of stock options					126				0				126				$ 0				$ 0
Vesting of restricted stock units					0				0				0				$ 0				$ 0
Vesting of restricted stock units (shares)																	36,141				0
Net loss					0				(18,231)				(18,231)				$ 0				$ 0
Ending balance (in shares) at Dec. 31, 2018																	89,953,439	89,953,439			8,196,622	8,196,622
Ending balance (in shares) (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018																		0				0
Ending balance at Dec. 31, 2018					141,065	$ 141,065			(106,955)	$ (105,047)			34,120	$ 36,028			$ 9	$ 9			$ 1	$ 1
Ending balance (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018						$ 0				$ 1,908				$ 1,908				$ 0				$ 0
Ending balance (in shares) at Dec. 31, 2019	0	68,382,882		(68,382,882)
Ending balance at Dec. 31, 2019	$ 0	$ 150,358		$ (150,358)			11,933	132,371			(145,830)	17,980			(133,892)	150,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	0				2,114				2,114				0				$ 0				$ 0
Exercise of stock options (in shares)																	1,467,432				0
Exercise of stock options	0				1,127				0				1,127				$ 0				$ 0
Net loss	$ 0				0				(22,803)				(22,803)				$ 0				$ 0
Ending balance (in shares) at Dec. 31, 2019	0																91,420,871				8,196,622
Ending balance at Dec. 31, 2019	$ 0				144,306				(127,850)				16,466				$ 9				$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	$ 0				481				0				481
Exercise of stock options (in shares)	0
Exercise of stock options	$ 0				123				0				123
Net loss	$ 0				0				(7,097)				(7,097)
Ending balance (in shares) at Mar. 31, 2020	0
Ending balance at Mar. 31, 2020	$ 0				144,910				(134,947)				9,973
Beginning balance (in shares) at Dec. 31, 2019	0	68,382,882		(68,382,882)
Beginning balance at Dec. 31, 2019	$ 0	$ 150,358		$ (150,358)			11,933	132,371			(145,830)	17,980			(133,892)	150,358
Ending balance (in shares) at Dec. 31, 2020	0	68,382,882		(68,382,882)
Ending balance at Dec. 31, 2020	$ 0	$ 159,028		$ (159,028)			$ 16,301	$ 132,376			$ (171,527)	$ 26,650			$ (155,223)	$ 159,033
Beginning balance (in shares) at Dec. 31, 2019	0																91,420,871				8,196,622
Beginning balance at Dec. 31, 2019	$ 0				144,306				(127,850)				16,466				$ 9				$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	0				3,063				0				3,063				$ 0				$ 0
Exercise of stock options (in shares)																	1,339,607				0
Exercise of stock options	0				1,308				0				1,308				$ 0				$ 0
Net loss	$ 0				0				(17,027)				(17,027)				$ 0				$ 0
Ending balance (in shares) at Dec. 31, 2020	0																92,760,478				8,196,622
Ending balance at Dec. 31, 2020	$ 0				148,677				(144,877)				3,810				$ 9				$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	$ 0				8,826				0				8,826
Exercise of stock options (in shares)	0
Exercise of stock options	$ 0				2,032				0				2,032
Net loss	$ 0				0				(22,794)				(22,794)
Ending balance (in shares) at Mar. 31, 2021	0
Ending balance at Mar. 31, 2021	$ 0				$ 495,165				$ (167,671)				$ 327,510